Segment reporting by geographic location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 32,390	$ 28,889	[1]	$ 30,213	[1]
Total operating income (Share %)	100.00%	100.00%	[1]	100.00%	[1]
Total non-current assets	$ 21,100	$ 20,300		$ 17,100
Total non-current assets (Share %)	100.00%	100.00%		100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 13,000	$ 12,000	[1]	$ 12,600	[1]
Total operating income (Share %)	40.00%	42.00%	[1]	42.00%	[1]
Total non-current assets	$ 9,000	$ 8,900		$ 7,400
Total non-current assets (Share %)	42.00%	44.00%		43.00%
of which: USA
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 11,700	$ 10,900	[1]	$ 11,500	[1]
Total operating income (Share %)	36.00%	38.00%	[1]	38.00%	[1]
Total non-current assets	$ 8,400	$ 8,500		$ 7,000
Total non-current assets (Share %)	40.00%	42.00%		41.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 6,000	$ 4,700	[1]	$ 4,900	[1]
Total operating income (Share %)	18.00%	16.00%	[1]	16.00%	[1]
Total non-current assets	$ 1,500	$ 1,400		$ 900
Total non-current assets (Share %)	7.00%	7.00%		5.00%
Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 6,500	$ 5,800	[1]	$ 6,200	[1]
Total operating income (Share %)	20.00%	20.00%	[1]	21.00%	[1]
Total non-current assets	$ 3,000	$ 3,000		$ 2,000
Total non-current assets (Share %)	14.00%	15.00%		12.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 6,900	$ 6,700	[1]	$ 7,100	[1]
Total operating income (Share %)	21.00%	23.00%	[1]	24.00%	[1]
Total non-current assets	$ 7,600	$ 7,100		$ 6,800
Total non-current assets (Share %)	36.00%	35.00%		40.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 100	$ (300)	[1]	$ (600)	[1]
Total operating income (Share %)	0.00%	(1.00%)	[1]	(2.00%)	[1]
Total non-current assets	$ 0	$ 0		$ 0
Total non-current assets (Share %)	0.00%	0.00%		0.00%
UBS AG
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 32,780	$ 29,307	[1]	$ 30,642	[1]
Total operating income (Share %)	100.00%	100.00%	[1]	100.00%	[1]
Total non-current assets	$ 20,000	$ 19,300		$ 16,200
Total non-current assets (Share %)	100.00%	100.00%		100.00%
UBS AG | Americas
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 13,000	$ 12,000	[1]	$ 12,600	[1]
Total operating income (Share %)	40.00%	41.00%	[1]	41.00%	[1]
Total non-current assets	$ 9,000	$ 8,900		$ 7,400
Total non-current assets (Share %)	45.00%	46.00%		46.00%
UBS AG | of which: USA
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 11,700	$ 10,900	[1]	$ 11,500	[1]
Total operating income (Share %)	36.00%	37.00%	[1]	37.00%	[1]
Total non-current assets	$ 8,400	$ 8,500		$ 7,000
Total non-current assets (Share %)	42.00%	44.00%		43.00%
UBS AG | Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 6,000	$ 4,700	[1]	$ 4,900	[1]
Total operating income (Share %)	18.00%	16.00%	[1]	16.00%	[1]
Total non-current assets	$ 1,400	$ 1,300		$ 800
Total non-current assets (Share %)	7.00%	7.00%		5.00%
UBS AG | Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 6,500	$ 5,800	[1]	$ 6,200	[1]
Total operating income (Share %)	20.00%	20.00%	[1]	20.00%	[1]
Total non-current assets	$ 2,700	$ 2,600		$ 1,800
Total non-current assets (Share %)	14.00%	13.00%		11.00%
UBS AG | Switzerland
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 6,900	$ 6,700	[1]	$ 7,100	[1]
Total operating income (Share %)	21.00%	23.00%	[1]	23.00%	[1]
Total non-current assets	$ 6,900	$ 6,500		$ 6,200
Total non-current assets (Share %)	34.00%	34.00%		38.00%
UBS AG | Global
Disclosure Of Geographical Areas [Line Items]
Total operating income	$ 500	$ 100	[1]	$ (200)	[1]
Total operating income (Share %)	2.00%	0.00%	[1]	(1.00%)	[1]
Total non-current assets	$ 0	$ 0		$ 0
Total non-current assets (Share %)	0.00%	0.00%		0.00%

[1]
Effective as of 1 January 2020, the Investment Bank was realigned into two new business lines, Global Banking and Global Markets, which affects how the business is managed and therefore the allocation of operating income to the regions. The presentation of prior-year information reflects the new regional management structure of the Investment Bank.